Consolidated Balance Sheets (Parenthetical) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Statement of Financial Position [Abstract]
Capital Stock, par Value
Capital stock, shares authorized	200,000,000	200,000,000
Capital stock, shares issued	99,593,825	99,593,825
Capital stock, shares outstanding	99,593,825	99,593,825